Share-based Compensation - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) - 12 months ended Dec. 31, 2018 shares in Thousands, R$ in Millions, $ in Millions	USD ($) shares	BRL (R$) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Last sixty trading days	Last sixty trading days
Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 25, 2014	February 25, 2014
Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 03, 2015	March 03, 2015
Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 10, 2016	March 10, 2016
Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 09, 2016	June 09, 2016
Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 25, 2016	August 25, 2016
Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 24, 2017	August 24, 2017
Grants On April Twelve Two Thousand Eighteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 12, 2018	April 12, 2018
Restricted virtual shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 159.6
Amount of virtual stock	7,586,202	7,586,202
Restricted virtual shares [member] | Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.4
Amount of virtual stock	1,570,698	1,570,698
Restricted virtual shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.2
Amount of virtual stock	1,237,090	1,237,090
Restricted virtual shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 31.1
Amount of virtual stock	1,095,720	1,095,720
Restricted virtual shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1
Amount of virtual stock	55,994	55,994
Restricted virtual shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 1.1
Amount of virtual stock	70,978	70,978
Restricted virtual shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 30.5
Amount of virtual stock	1,930,350	1,930,350
Restricted virtual shares [member] | Grants On April Twelve Two Thousand Eighteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant value | $	$ 35.2
Amount of virtual stock	1,625,372	1,625,372
Virtual performance shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	2,448,179	2,448,179
Fair value of shares | R$		R$ 51.6
Virtual performance shares [member] | Grants on February 25, 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	175,100	175,100
Fair value of shares | R$		R$ 3.7
Virtual performance shares [member] | Grants on March 03, 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	546,024	546,024
Fair value of shares | R$		R$ 11.5
Virtual performance shares [member] | Grants on March 10, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	541,595	541,595
Fair value of shares | R$		R$ 11.4
Virtual performance shares [member] | Grants on June 09, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	32,674	32,674
Fair value of shares | R$		R$ 0.7
Virtual performance shares [member] | Grants on August 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	43,783	43,783
Fair value of shares | R$		R$ 0.9
Virtual performance shares [member] | Grants on August 24, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	762,782	762,782
Fair value of shares | R$		R$ 16.1
Virtual performance shares [member] | Grants On April Twelve Two Thousand Eighteen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of virtual stock	346,221	346,221
Fair value of shares | R$		R$ 7.3